Prospectus Supplement

December 1, 2012

For the following funds with effective prospectuses dated January 1, 2012 – December 1, 2012

AMCAP Fund®
American Balanced Fund®
American Funds Global Balanced FundSM
American Funds Money Market Fund®
American Funds Mortgage Fund®
American Funds Portfolio SeriesSM
American Funds Short-Term Tax-Exempt Bond Fund®
American Funds Tax-Exempt Fund of New York®
American High-Income Municipal Bond Fund®
American High-Income Trust®
American Mutual Fund®
The Bond Fund of America®
Capital Income Builder®
Capital World Bond Fund®
Capital World Growth and Income Fund,® Inc.
EuroPacific Growth Fund®
Fundamental InvestorsSM
The Growth Fund of America,® Inc.
The Income Fund of America®
Intermediate Bond Fund of America®
International Growth and Income FundSM
The Investment Company of America®
Limited Term Tax-Exempt Bond Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund,® Inc.
Short-Term Bond Fund of America®
SMALLCAP World Fund,® Inc.
The Tax-Exempt Bond Fund of America®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
U.S. Government Securities Fund®
Washington Mutual Investors FundSM

The following is added to the "How to sell shares" section of the prospectus under the heading "Frequent trading of fund shares."

The fund’s purchase blocking policy is temporarily suspended. Please see americanfunds.com for more information on the suspension. Although the policy is suspended, the fund and American Funds Distributors will continue to restrict frequent trading of fund shares or other potentially abusive trading as described in this prospectus.

Keep this supplement with your prospectus.

MFGEBS-053-1212P  Printed in USA  CGD/AFD/10039-S35472

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

s/ PATRICK F. QUAN
PATRICK F. QUAN
SECRETARY

/s/ STEPHANIE L. PFROMER
STEPHANIE L. PFROMER
SECRETARY

/s/ VINCENT P. CORTI
VINCENT P. CORTI
SECRETARY

/s/ STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY

/s/ COURTNEY R. TAYLOR
COURTNEY R. TAYLOR
SECRETARY

/s/ JENNIFER L. BUTLER
JENNIFER L. BUTLER
SECRETARY